Advances from customers (Details)		Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Disaggregation of Revenue [Line Items]
Total advances from customers		$ 1,447,314	¥ 10,502,722	$ 3,843,845	¥ 27,893,632
POS [Member]
Disaggregation of Revenue [Line Items]
Total advances from customers	[1]	0	0		27,893,632
DAKA [Member]
Disaggregation of Revenue [Line Items]
Total advances from customers	[2]	$ 1,447,314	¥ 10,502,722		¥ 0

[1]	Advances from customers presents the cash received from customers related to POS devices pre-sale and will be recognized as revenues when the POS devices products are delivered to the customers. The advance is fully refundable without interest if customer cancels the sales order before the delivery.
[2]	Advances from customers presents the cash received from DAKA regional agency customers for DAKA merchant membership business. Typically, with regional agency contracts spanning three-years which is terminable at will, these advances from DAKA regional agency customers are recognized as revenue over the contract period on a deferred basis.